Discontinued Operations/Non-Current Assets Held for Sale - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Mar. 08, 2016 EUR (€)	Mar. 08, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015
Noncurrent assets held for sale and discontinued operations [line items]
Proceeds from sale that result in a loss of control of subsidiaries or other businesses, net of cash disposed of | €				€ 492
Sofora-Telecom Argentina [member]
Noncurrent assets held for sale and discontinued operations [line items]
Proceeds from discontinued operations		$ 550.6	$ 960.0
Proceeds from sale that result in a loss of control of subsidiaries or other businesses, net of cash disposed of | €	€ 492
Proceeds from discontinued operations, respect to ancillary agreements		$ 50.0
Sofora-Telecom Argentina [member] | Fintech [member]
Noncurrent assets held for sale and discontinued operations [line items]
Proceeds from discontinued operations, respect to ancillary agreements			329.5
Telecom argentina group [member]
Noncurrent assets held for sale and discontinued operations [line items]
Proceeds generated by making technical support services available			$ 30.0
Average foreign exchange rate pesos per euro				15.7981	10.2689